Business Combinations - Summary of Allocation of the Fair Value of the Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Feb. 05, 2021	Dec. 16, 2019	Oct. 16, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Oct. 16, 2016
Liabilities assumed
Goodwill				$ 47,481	$ 47,481	$ 47,461	$ 47,461
Unit Purchase Agreement - BusinessPhone
Cost of the asset acquisition
Base purchase price	$ 750
Contingent consideration	5,969
Direct transaction costs	284
Total cost of the asset acquisition	7,003
Assets acquired
Cash	784
Restricted cash	826
Accounts receivable	696
Deposits and other	78
Property and equipment	76
Intangible assets, net:
Total assets acquired	8,440
Liabilities assumed
Accounts payable	439
Accrued expenses	182
Short-term debt	816
Total liabilities assumed	1,437
Net identifiable assets acquired	7,003
Unit Purchase Agreement - BusinessPhone | Customer Relationships [Member]
Intangible assets, net:
Intangible assets	5,600
Unit Purchase Agreement - BusinessPhone | Acquired workforce
Intangible assets, net:
Intangible assets	$ 380
TeckstInc [Member]
Cost of the asset acquisition
Total cost of the asset acquisition			$ 2,000
Assets acquired
Accounts receivable								$ 123
Deposits and other								10
Intangible assets, net:
Total assets acquired								1,433
Liabilities assumed
Accounts payable								91
Accrued expenses								13
Total liabilities assumed								104
Net identifiable assets acquired								1,329
Goodwill								697
Total consideration transferred								2,026
TeckstInc [Member] | Customer Relationships [Member]
Intangible assets, net:
Intangible assets			600					600
TeckstInc [Member] | Technology-Based Intangible Assets [Member]
Intangible assets, net:
Intangible assets			$ 700					$ 700
SpeechIQ [Member]
Cost of the asset acquisition
Total cost of the asset acquisition		$ 9,000
Assets acquired
Cash		48
Accounts receivable		417
Deposits and other		30
Property and equipment		6
Intangible assets, net:
Total assets acquired		4,701
Liabilities assumed
Accounts payable		151
Accrued expenses		17
Total liabilities assumed		168
Net identifiable assets acquired		4,533
Goodwill		4,507
Total consideration transferred		9,040
SpeechIQ [Member] | Customer Relationships [Member]
Intangible assets, net:
Intangible assets		2,300
SpeechIQ [Member] | Technology-Based Intangible Assets [Member]
Intangible assets, net:
Intangible assets		1,600
SpeechIQ [Member] | Trademarks [Member]
Intangible assets, net:
Intangible assets		$ 300